Share-based payments - Summary of Changes in Options (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Weighted average exercise price, Beginning balance	$ 2.05	$ 1.10
Weighted average exercise price, Issuance of options	8.23	2.82
Weighted average exercise price, Exercise of options	1.41	1.03
Weighted average exercise price, Cancellation of warrants	2.43	1.15
Weighted average exercise price, Vesting of issued options	2.28	1.71
Weighted average exercise price, Ending balance	$ 2.99	$ 2.05
Number of options, Beginning balance | shares	11,603,750	6,177,594
Number of options, Issuance of options | shares	1,910,000	6,402,000
Number of options, Exercise of options | shares	(597,379)	(571,246)
Number of options, cancellation of warrants options | shares	(13,376)	(404,598)
Number of options, Vesting of issued options | shares	5,648,656
Number of options, Ending balance | shares	12,902,995	11,603,750
Share options, Beginning balance	$ 2,289,000	$ 735,000
Share options, Exercise of options	(286,000)	(308,000)
Share options, Vesting of issued options	4,238,000	1,862,000
Share options, Ending balance	$ 6,241,000	$ 2,289,000